Cover Page Document	May 17, 2021
Cover [Abstract]
Entity Central Index Key	0001476045
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, Address Line One	222 Lakeview Avenue, Suite 200
Entity Incorporation, State or Country Code	MD
Document Type	8-K
Document Period End Date	May 17, 2021
Entity Registrant Name	CHATHAM LODGING TRUST
Entity File Number	001-34693
Entity Tax Identification Number	27-1200777
Entity Address, City or Town	West Palm Beach,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	802-4477
Trading Symbol	CLDT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false